Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Compensation expense	$ 1,174,127	$ 1,348,066	$ 1,188,104
Rent	91,567	124,969	126,963
Interactive costs	852,778	319,833
Event costs	102,978	186,173	61,740
Legal and professional fees	693,611	154,799
Production costs		55,679	15,329
Unclaimed player prizes	512,792	342,535	380,120
Other accrued expenses	219,427	721,693	357,610
Other current liabilities	283,666	369,614	189,351
Accrued leasehold improvement costs		269,110
Revenue sharing obligations			122,928
Accrued software costs			420,000
Total	$ 3,930,946	$ 3,892,471	$ 2,862,145